UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2008

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (I) (J) -- 64.7%

   Amstel Funding Corporation
       3.327%, 04/21/08                            $      60,000  $      59,890
   Barton Capital Management LLC
       3.274%, 04/25/08                                   20,000         19,957
   Cafco LLC
       3.328%, 04/28/08                                   45,000         44,889
       2.971%, 06/04/08                                   10,000          9,948
   Charta LLC
       2.971%, 06/04/08                                   10,000          9,948
   Citigroup Financial
       3.254%, 05/13/08                                   25,000         24,906
   Citigroup Funding, Inc.
       3.269%, 05/29/08                                   30,000         29,843
   Clipper Receivables Corporation LLC
       2.840%, 06/12/08                                   25,000         24,859
   Concord Minutemen Capital Corporation
       3.522%, 04/01/08                                   17,500         17,500
   CRC Funding LLC
       2.971%, 06/04/08                                   10,000          9,948
       2.840%, 06/13/08                                   30,000         29,828
   Crown Point Capital Corporation
       3.522%, 04/01/08                                   17,500         17,500
   Curzan Funding LLC
       4.040%, 04/15/08                                   45,000         44,930
       3.379%, 04/23/08                                    5,000          4,990
   Fcar Owner Trust II
       4.573%, 04/15/08                                   54,000         53,905
       2.873%, 06/27/08                                   10,000          9,931
   Galaxy Funding, Inc.
       4.637%, 04/09/08                                   25,000         24,975
       3.368%, 05/08/08                                   31,000         30,893
   GECC Capital Markets Group, Inc.
       2.647%, 06/10/08                                   30,000         29,847
   Gemini Securitization Corporation
       2.914%, 05/27/08                                   15,000         14,932
   Gemini Security Corporation LLC
       2.857%, 04/22/08                                   27,000         26,955
   General Electric Capital Corporation
       4.353%, 04/14/08                                   10,000          9,984
   Gotham Funding Corporation
       2.891%, 06/26/08                                   20,000         19,863
   Issuer Entity LLC (A) (D) (H) (L) (M) (N)
       2.749%, 10/30/08                                   14,115          9,476
   Jupiter Securitization Corporation LLC
       2.756%, 04/15/08                                   25,000         24,973
   Lake Constance Funding LLC
       4.639%, 04/10/08                                   25,000         24,971
   Lexington Parker Capital
       4.095%, 04/22/08                                   30,000         29,929
       3.481%, 04/24/08                                    5,000          4,989
   Liberty Lighthouse
       5.777%, 04/24/08                                   20,161         20,088
   New Center Asset Trust
       4.347%, 04/10/08                                   25,000         24,973

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Park Avenue Receivables
       2.756%, 04/15/08                            $      30,000  $      29,968
   Scaldis Capital LLC
       4.245%, 04/11/08                                   25,000         24,971
   Sheffield Receivables
       3.176%, 04/01/08                                   10,500         10,500
   Solitaire Funding LLC
       4.368%, 04/11/08                                   10,000          9,988
       3.379%, 04/23/08                                    5,000          4,990
   Surrey Funding Corporation
       3.429%, 04/25/08                                   31,000         30,930
   Thornburg Mortgage Capital Resource
     (A) (B) (C) (D) (H) (M) (N)
       3.336%, 04/15/08                                   20,000         16,600
   Tulip Funding Corporation
       2.955%, 04/14/08                                   27,000         26,971
   Victory Receivables Corporation
       3.324%, 04/17/08                                   15,000         14,978
                                                                  --------------

Total Commercial Paper (Cost $887,551) ($ Thousands)                    879,516
                                                                  --------------

CORPORATE OBLIGATIONS (D) (I) -- 5.4%

   Asscher Finance MTN (A) (C) (M)
       5.500%, 07/16/08                                    6,590          6,596
   Axon Financial Funding Fund LLC MTN
     (A) (C) (G) (H) (M) (N)
       2.718%, 05/06/09                                   15,000         12,450
   Cheyne Finance MTN (A) (C) (E) (H) (M) (N)
       2.313%, 11/17/08                                   10,000          8,400
   JPMorgan Chase MTN
       5.096%, 09/11/08                                   15,000         15,000
   SLM Corporation MTN (C)
       3.124%, 04/18/08                                   15,000         15,000
   Stanfield Victoria Funding MTN (A) (C)
     (F) (H) (M) (N)
       2.320%, 04/21/09                                   20,000         16,400
                                                                  --------------

Total Corporate Obligations
   (Cost $81,587) ($ Thousands)                                          73,846
                                                                  --------------

INSURANCE FUNDING AGREEMENT (D) (H) (N) -- 2.2%

INSURANCE -- 2.2%

   MetLife Funding Agreement
       4.328%, 04/15/08                                   30,000         30,000
                                                                  --------------

Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                  --------------


--------------------------------------------------------------------------------
1                     SEI Liquid Asset Trust / Quarterly Report / March 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2008

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (K) -- 26.5%

   Barclays Capital
     2.300%, dated 03/31/08, to be
     repurchased on 04/01/08,
     repurchase price $100,006,389
     (collateralized by a FHLB and FNMA
     obligations, ranging in par value
     $716,000-$100,000,000, 4.750%-
     4.875%, 02/19/15-02/20/18, with a
     total market value $102,000,302)              $     100,000  $     100,000

   Deutsche Bank Securities
     2.250%, dated 03/31/08, to be
     repurchased on 04/01/08,
     repurchase price $159,328,957
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $6,472,000-
     $63,210,000, 4.000%-5.650%,
     08/20/12-02/01/23, with a total
     market value $162,506,050)                          159,319        159,319

   JPMorgan Securities
     2.400%, dated 03/31/08, to be
     repurchased on 04/01/08,
     repurchase price $50,003,333
     (collateralized by various FHLB
     obligations, ranging in par value
     $2,250,000-$25,000,000, 0.000%-
     5.600%, 06/26/14-02/13/18, with a
     total market value $51,001,942)                      50,000         50,000

   Lehman Brothers
     2.250%, dated 03/31/08, to be
     repurchased on 04/01/08,
     repurchase price $50,003,125
     (collateralized by a FHLB obligation,
     par value $51,235,000, 2.028%,
     06/20/08, with a total market value
     $51,004,444)                                         50,000         50,000
                                                                  --------------

Total Repurchase Agreements
   (Cost $359,319) ($ Thousands)                                        359,319
                                                                  --------------
CAPITAL SUPPORT AGREEMENT (A) -- 0.7%

   SEI Capital Support Agreement                           9,044          9,044
                                                                  --------------

Total Capital Support Agreement (Cost $0)                                 9,044
                                                                  --------------

Total Investments -- 99.5%
   (Cost $1,358,457) ($ Thousands)                                $   1,351,725
                                                                  ==============

      Percentages are based on Net Assets of $1,358,813 ($ Thousands).

(A) The fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.995. As of March 31, 2008, the fair value of the agreement was $9,044 ($ Thousands).

(B) The notes issued by Thornburg Mortgage Capital Resources had an initial maturity of March 3, 2008, which was extended to April 14, 2008. No payments were received on or after that date. Since no payments have been received, the Thornburg notes are in default.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

(D) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on March 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(E) On October 17, 2007, due to deterioration in the market value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(F) On January 18, 2008, due to deterioration in the market value of the assets Stainfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default.

(G) On November 21, 2007, due to deterioration in the market value of the assets of Axon Financial Funding, LLC ("Axon"), provisions in the organizational documents of Axon were triggered that caused the notes issued by Axon to become immediately due and payable. Since no payments have been received, the Axon notes are in default.

(H) These securities are considered restricted. The total value of such securities as of March 31, 2008 was $93,326 ($ Thousands) and represented 6.88% of Net Assets.

(I) Securities are held in connection with a letter of credit issued by a major bank.

(J)   The rate reported is the effective yield at time of purchase.

(K)   Tri-Party Repurchase Agreement

(L) Notes issued by Issuer Entity LLC were received by the Fund in connection with a restructuring of Ottimo Funding Ltd. ("Ottimo") on November 2, 2007. The Fund previously held notes issued by Ottimo, which defaulted prior to the restructuring.

(M) The value shown is the market value as of March 31, 2008. The table below shows the amortized cost value as of March 31, 2008.

(N) Securities considered illiquid. The total value of such securities as of March 31, 2008 was $93,326 ($ Thousands) and represented 6.88% of Net Assets.

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table shows the Eligible Notes and their amortized cost and fair value as of March 31, 2008.

                                                                                          Unrealized
                                           Shares    Amortized Cost   Market Value       Appreciation/
Description                                (000)         (000)           (000)       (Depreciation) (000)
----------------------------------------------------------------------------------------------------------
Asscher Finance MTN
   5.500%, 7/16/08                           6,590            6,590          6,596                      6

Axon Financial Funding LLC MTN
   2.718%, 5/06/09                          15,000           15,000         12,450                 (2,550)

Cheyne Finance MTN
   2.313%, 11/17/08                         10,000            9,999          8,400                 (1,599)

Issuer Entity LLC
   2.749%, 10/30/08                         14,115           14,111          9,476                 (4,635)

Stanfield Victoria Funding MTN
   2.320%, 4/21/09                          20,000           19,998         16,400                 (3,598)

Thornburg Mortgage Capital Resource
   3.336%, 4/03/08                          20,000           20,000         16,600                 (3,400)
                                         -----------------------------------------------------------------

Totals                                      85,705           85,698         69,922                (15,776)

--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Quarterly Report / March 31, 2008                     2

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2008

Restricted Securities -- At March 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at March 31, 2008, were as follows:

               Number of                                    Fair Value   % of Net
                 shares   Acquisition Date  Cost (000)        (000)       Assets
-----------------------------------------------------------------------------------
Axon Financial
Funding Fund
LLC              15,000       04/04/07       $ 15,000       $12,450         0.92%

Cheyne Finance   10,000       03/19/07          9,999         8,400         0.62

Issuer Entity
LLC              14,115       11/12/07         14,111         9,476         0.70

MetLife Funding
Agreement        30,000       05/01/06         30,000        30,000         2.21

Stanfield
Victoria
Funding          20,000       03/07/07         19,998        16,400         1.21

Thornburg
Mortgage
Capital
Resource         20,000       06/19/07         20,000        16,600         1.22
                                            ---------------------------------------
                                             $109,108       $93,326         6.88%


--------------------------------------------------------------------------------
3                     SEI Liquid Asset Trust / Quarterly Report / March 31, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        SEI Liquid Asset Trust


By (Signature and Title)*                           /s/ Robert A. Nesher
                                                    ----------------------------
                                                    Robert A. Nesher
                                                    President & CEO

Date: May 30, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                           /s/ Robert A. Nesher
                                                    ----------------------------
                                                    Robert A. Nesher
                                                    President & CEO

Date: May 30, 2008


By (Signature and Title)*                           /s/ Stephen F. Panner
                                                    ----------------------------
                                                    Stephen F. Panner
                                                    Controller & CFO

Date: May 30, 2008

* Print the name and title of each signing officer under his or her signature.